Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Perpetual debt INR
Debt Instrument [Line Items]
Perpetual bonds	$ 3,504.9	178,366.6	93,287.2	2,000.0